Document And Entity Information	0 Months Ended
Oct. 27, 2014
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Oct. 27, 2014
Registrant Name	ADVISORS INNER CIRCLE FUND
Central Index Key	0000878719
Amendment Flag	false
Document Creation Date	Oct. 27, 2014
Document Effective Date	Oct. 27, 2014
Prospectus Date	Oct. 27, 2014